Subsequent Events - Additional Information (Detail)	0 Months Ended
	Dec. 23, 2014 USD ($)	Dec. 23, 2014 EUR (€)	Jan. 12, 2015 Subsequent Event USD ($)	Jan. 12, 2015 Subsequent Event EUR (€)
Subsequent Event [Line Items]
Counterclaim amount filed	$ 3,060,827	€ 2,529,400	$ 4,200,000	€ 3,500,000